Research and development expenses (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure Of Detailed Information Research And Development Expenses [Abstract]
Schedule of Breakdown of Research and Development Expenses

	For the three months ended June 30,		For the six months ended June 30,
	2025	2024	2025	2024
	€	€	€	€
Clinical expenses	(14,712,960)	(15,065,644)	(32,049,342)	(22,387,056)
Personnel expenses (Note 5)	(9,351,648)	(6,450,500)	(17,777,098)	(11,630,976)
Nonclinical expenses	(2,858,075)	130,020	(4,708,265)	(1,705,446)
Manufacturing costs	(2,571,095)	(1,572,017)	(5,799,627)	(4,135,971)
License costs	—	—	—	(1,500,000)
Intellectual Property costs	(114,130)	(109,793)	(187,969)	(221,501)
	(29,607,908)	(23,067,934)	(60,522,301)	(41,580,950)